Financial instruments - fair values and risk management - Contractual maturities of non-derivative financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Contractual maturities of non-derivative financial liabilities
Carrying amounts	$ 29,479	$ 26,225
Contractual cash flows	29,554	26,274
3 months or less
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	27,993	25,366
Between 3-12 months
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	1,120	618
Between 1-5 years
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	441	290
Lease liabilities
Contractual maturities of non-derivative financial liabilities
Carrying amounts	1,737	1,087
Contractual cash flows	1,812	1,136
Lease liabilities | 3 months or less
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	251	228
Lease liabilities | Between 3-12 months
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	1,120	618
Lease liabilities | Between 1-5 years
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	441	290
Trade and other payables
Contractual maturities of non-derivative financial liabilities
Carrying amounts	27,742	25,138
Contractual cash flows	27,742	25,138
Trade and other payables | 3 months or less
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	$ 27,742	$ 25,138